Finance lease receivables - Schedule of Lease Receivable Balances (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	£ 19,660	£ 18,556
Unearned future finance income	(2,272)	(1,639)
Rentals received in advance	(14)	(122)
Net investment	17,374	16,795
Not later than 1 year
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	5,950	6,562
Net investment	5,236	5,823
Later than 1 year and not later than 2 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	4,851	4,119
Net investment	4,328	3,660
Later than 2 years and not later than 3 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	4,609	3,844
Net investment	4,090	3,552
Later than 3 years and not later than 4 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	3,074	3,029
Net investment	2,711	2,894
Later than 4 years and not later than 5 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	631	428
Net investment	551	385
Later than 5 years
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	545	574
Net investment	£ 458	£ 481